CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Cash flows from operating activities of continuing operations:
Net Loss	$ (340,728)	$ (437,635)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Stock based compensation and services	302,002	365,243
Depreciation and amortization	616	7,736
Changes in operating assets and liabilities:
Deposits and advances		(4,445)
Accounts payable and accrued expenses	12,509	4,304
Related party payables	37,826	(101,433)
Net cash provided by (used in) operating activities	12,225	(166,230)
Cash flows from investing activities:
Acquisition of capital assets	(7,109)	(6,552)
Increase in intangible assets	(2,044)
Net cash provided by (used in) investing activities	(9,153)	(6,552)
Cash flows from financing activities:
Net proceeds from sale of common stock		250,100
Net cash provided by (used in) financing activities		250,100
Effect of exchange rates on cash and cash equivalents		507
Net increase (decrease) in cash and cash equivalents	3,072	77,825
Cash and Cash Equivalents, beginning of period		3,072
Cash and Cash equivalents, end of period	3,072	80,353
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of capital assets in exchange for common stock		130,594
Shares issued in lieu of cash for accounts payable		$ 1,367